Summary of Significant Accounting Policies (Narratives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in affiliate
Excess of the entity's cost on its underlying interest in the net assets of the affiliate allocated to broadcast license	$ 23
Excess of the entity's cost on its underlying interest in the net assets of the affiliate allocated to goodwill		$ 1